Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005817 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
C000005817 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
C000005817 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000005817 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005817 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005817 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005817 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000005817 [Member] | Hapvida Participacoes e Investimentos SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000005817 [Member] | ITC Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000005817 [Member] | Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000005817 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[2]
C000005817 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005817 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005817 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005817 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005817 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005817 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005817 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005817 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005817 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005817 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005817 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[3]
C000005814 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[4]
C000005814 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[4]
C000005814 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000005814 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000005814 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000005814 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000005814 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000005814 [Member] | Hapvida Participacoes e Investimentos SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005814 [Member] | ITC Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005814 [Member] | Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000005814 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[5]
C000005814 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005814 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005814 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005814 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005814 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005814 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005814 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005814 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005814 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005814 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[6]
C000005816 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[7]
C000005816 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[7]
C000005816 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000005816 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000005816 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000005816 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005816 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000005816 [Member] | Hapvida Participacoes e Investimentos SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000005816 [Member] | ITC Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000005816 [Member] | Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000005816 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[8]
C000005816 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005816 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005816 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005816 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005816 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005816 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005816 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005816 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005816 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005816 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005816 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[9]
C000198223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[10]
C000198223 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[10]
C000198223 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000198223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000198223 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000198223 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000198223 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000198223 [Member] | Hapvida Participacoes e Investimentos SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000198223 [Member] | ITC Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000198223 [Member] | Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000198223 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[11]
C000198223 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000198223 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000198223 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000198223 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000198223 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198223 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198223 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198223 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198223 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198223 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[12]

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Rounds to greater than (0.1)%.
[4]	Excludes short-term securities.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]	Rounds to greater than (0.1)%.
[7]	Excludes short-term securities.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Rounds to greater than (0.1)%.
[10]	Excludes short-term securities.
[11]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[12]	Rounds to greater than (0.1)%.